Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 178,202
Contractual cash flows	186,342
Contractual obligation, due less than 1 year	130,445
Contractual obligation, due 1-3 years	31,691
Contractual obligation, due 4-5 years	10,280
Contractual obligation, due after 5 years	13,926
Term loan facilities
Other Commitments [Line Items]
Carrying amount	42,879
Contractual cash flows	47,689
Contractual obligation, due less than 1 year	15,873
Contractual obligation, due 1-3 years	25,538
Contractual obligation, due 4-5 years	5,212
Contractual obligation, due after 5 years	1,066
Other bank financing (note 15(b))
Other Commitments [Line Items]
Carrying amount	531
Contractual cash flows	538
Contractual obligation, due less than 1 year	139
Contractual obligation, due 1-3 years	133
Contractual obligation, due 4-5 years	133
Contractual obligation, due after 5 years	133
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	1,655
Contractual cash flows	1,670
Contractual obligation, due less than 1 year	596
Contractual obligation, due 1-3 years	598
Contractual obligation, due 4-5 years	182
Contractual obligation, due after 5 years	294
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	22,607
Contractual cash flows	25,915
Contractual obligation, due less than 1 year	3,307
Contractual obligation, due 1-3 years	5,422
Contractual obligation, due 4-5 years	4,753
Contractual obligation, due after 5 years	12,433
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	95,374
Contractual cash flows	95,374
Contractual obligation, due less than 1 year	95,374
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Short-term debt (note 14)
Other Commitments [Line Items]
Carrying amount	15,156
Contractual cash flows	15,156
Contractual obligation, due less than 1 year	15,156
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0